As filed with the Securities and Exchange Commission on March 16, 2001

                           1933 Act File No. 333-88715
                           1940 Act File No. 811-9613

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
                       Pre-Effective Amendment No:                   [ ]
                       Post-Effective Amendment No: 3                [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 Amendment No: 4

                        LEGG MASON INVESTMENT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                                ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated               Kirkpatrick & Lockhart LLP
100 Light Street                                   1800 Massachusetts Ave., NW
Baltimore, Maryland 21202                          Second Floor
(Name and Address of Agent for Service)            Washington, D.C.  20036-1800


It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to Rule 485(b)
[X]  on April 15, 2001 pursuant to Rule 485(b)
[ ]  60 days after filing pursuant to Rule 485(a)(1)
[ ]  on __________ pursuant to Rule 485(a)(1)
[ ]  75 days after filing pursuant to Rule 485(a)(2i)
[ ]  on __________ pursuant to Rule 485(a)(2)


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Investment Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Part A - Primary Class Prospectus
Legg Mason Opportunity Trust

Part A - Institutional Class Prospectus
Legg Mason Opportunity Trust

Part B - Statement of Additional Information
Primary Class Shares and Institutional Class Shares
Legg Mason Opportunity Trust

Part C - Other Information

Signature Page

Exhibits

Legg Mason Opportunity Trust






                   PRIMARY CLASS PROSPECTUS      April 18, 2001





                                      logo









As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E   O F   C O N T E N T S


A b o u t  t h e  f u n d:
--------------------------

          1       Investment objective
          2       Principal risks
          5       Performance
          6       Fees and expenses of the fund
          8       Management




A b o u t  y o u r  i n v e s t m e n t:
----------------------------------------

         10       How to invest
         12       How to sell your shares
         14       Account policies
         15       Services for investors
         16       Distributions and taxes
         17       Financial highlights

[icon] I N V E S T M E N T   O B J E C T I V E

Investment objective:  Long-term growth of capital.

Principal investment strategies:

The fund invests in securities that, in the adviser's opinion, offer the opportunity for long-term capital appreciation. Although not limited to the following securities, the fund's adviser typically seeks: securities that the adviser believes are priced at large discounts relative to their intrinsic value; securities of companies the adviser believes have prospects for accelerating growth in revenues, free cash flows, or earnings; securities of companies undergoing financial restructurings or involved in takeover or arbitrage situations; or securities where special circumstances apply, such as actual or anticipated changes in a company's management or strategy, a basic change in the industry or regulatory environment, the prospect of new products or technologies, or the prospect or effect of the sale of a portion of the business or the entire business. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important.

The fund's adviser exercises a flexible strategy in the selection of securities, not limited by investment style or by the issuer's location, size, market capitalization, or industry sector. Although the fund will invest the majority of its assets in the common stock of U.S. issuers, the fund may also invest in the common stock of foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock, debt securities, futures, options, derivatives, and other instruments. Further, the fund may sell securities short. Although the fund's adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly referred to as junk bonds.

The fund's adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling, or to realize gains or limit losses.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market, economic, or other situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

[icon] P R I N C I P A L  R I S K S

In general:

There is no guarantee that the fund will achieve its objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity securities:

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities.

Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, an industry or a sector of the economy, or may affect the market as a whole. The fund may experience a substantial or complete loss on individual stocks.

It is anticipated that some of the fund's securities may not be widely traded, and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices.

The adviser may at times emphasize a value approach to investing, and may at other times emphasize a growth approach:

         The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

         The growth approach to investing involves the risk that those stocks may react with greater volatility to negative forecasts concerning particular stocks, industries, sectors or the economy in general. Growth stocks as a group may be out of favor for a long period of time, while the market concentrates on "value" stocks.

Company risk:

The fund invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. Each of these types of investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility. Whereas there is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that the issuer will not realize that potential, this risk is greater in connection with these issuers.

Small and mid-sized company securities:

Investing in the securities of small and mid-sized companies involves special risks. Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Among other risks, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and small companies generally are more likely to be adversely affected by poor economic or market conditions.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency.

Debt securities:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of the fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the effect on its value when rates change.

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Debt securities rated BBB/Baa or better, and unrated securities considered by the fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, which the fund may purchase from time to time, are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Non-diversification risk:

The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political, or regulatory event than shares of a diversified fund.

Short sales:

A short sale involves the sale by the fund of a security that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same security at a later date at a lower price. The fund may suffer significant losses if securities that the fund sells short appreciate rather than depreciate in value. Such transactions may also involve a cost of borrowing the security.

Portfolio turnover:

Although the fund's adviser does not anticipate a turnover rate in excess of 100%, the possibility exists. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] P E R F O R M A N C E

The information below provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions. Historical performance of the fund does not necessarily indicate what will happen in the future. The fund's Primary Class shares commenced operations on December 30, 1999.

                       Total return as of December 31 (%)

                                2000    -1.68

                         During the past calendar year:


--------------------------------------------------------------------------------
                                  Quarter Ended                 Total Return
--------------------------------------------------------------------------------
Best quarter:                     March 31, 2000                       6.70%
--------------------------------------------------------------------------------
Worst quarter:                    December 31, 2000                  -10.46%
--------------------------------------------------------------------------------

In the following table, the average annual return for the year ended December 31, 2000 is compared with the Standard & Poor's 500 Index ("S&P 500"), a broad-based unmanaged index of common stocks, commonly used to measure general stock market activity.

-----------------------------------------------------
                                   1 Year
-----------------------------------------------------
Opportunity Trust                  -1.68%
-----------------------------------------------------
S&P 500                            -9.10%
-----------------------------------------------------

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The Primary Class has no initial sales charge, but it is subject to a deferred sales charge and 12b-1 fees.

                                Shareholder fees
                    (fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                 Primary Class Shares
--------------------------------------------------------------------------------
Maximum deferred sales charge
(load) (as a % of net asset value)                    1.00%(a)
--------------------------------------------------------------------------------


(a) Applies only to shares redeemed within 12 months of purchase. This deferred sales charge is not applicable where the investor's broker-dealer of record notifies the distributor prior to the time of investment that the broker-dealer waives the compensation otherwise payable to it.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                                  Primary Class Shares
--------------------------------------------------------------------------------
Management fees                                           0.79%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) fees                  1.00%
--------------------------------------------------------------------------------
Other expenses                                            0.19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(b)                   1.98%
--------------------------------------------------------------------------------

(b) The manager has contractually agreed to waive fees and reimburse other expenses so that Primary Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.99% of average daily net assets until April 30, 2002. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Primary Class shares annual operating expenses to exceed 1.99% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. This example also assumes that the deferred sales charge is imposed on redemptions made within the first year after purchase of Primary Class shares.

--------------------------------------------------------------------------------
Opportunity Trust--Primary Class   1 Year   3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Assuming redemption                 $301     $621        $1,068       $2,306
--------------------------------------------------------------------------------
Assuming no redemption              $201     $621        $1,068       $2,306
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

Management and Advisers:

LMM LLC ("LMM") provides the fund with investment advisory and management services and is responsible for overseeing the fund's relationship with outside service providers, such as the sub-adviser, administrator, custodian, transfer agent, accountants, and lawyers. Under its advisory and management agreement with LMM, the fund pays LMM a fee calculated daily and paid monthly of 1.00% of its average daily net assets up to $100 million and 0.75% of its average daily net assets in excess of $100 million.

LMM has delegated certain advisory responsibilities to Legg Mason Funds Management, Inc. ("LMFM") and certain administrative responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"). LMM pays LMFM a fee calculated daily and payable monthly of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund in excess of $100 million. LMM pays LMFA a fee calculated daily and payable monthly of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement with LMFM indefinitely.

On August 1, 2000, LMM delegated certain advisory responsibilities for the fund to LMFM that previously had been performed by LMFA. The compensation arrangement between LMFA and LMM was identical to the current compensation arrangement between LMFM and LMM. LMM and LMFM were organized in 2000; however, each entity's principal employee has been an adviser to investment companies since 1982. The same individuals who performed advisory services at LMFA now perform these services at LMFM.

For its services during the fiscal year ended December 31, 2000, the fund paid LMM a fee equal to 0.79% of the fund's average daily net assets. LMM, in turn, paid LMFM and LMFA a fee equal to 0.06% of the fund's average daily net assets.

LMM, LMFM, and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio management:

Bill Miller, CFA, Managing Member of LMM and CEO of LMFM, is portfolio manager of the fund. Mr. Miller has been the manager of Legg Mason Value Trust, Inc. since 1990; from its inception in 1982 to 1990, he served as co-manager. Mr. Miller was co-manager of Legg Mason Total Return Trust, Inc. from 1992 to 1997; from 1990 to 1992, he served as manager. Since its inception in 1985 to 2001, Mr. Miller was primarily responsible for the day-to-day management of Legg Mason Special Investment Trust, Inc.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 100% of the distribution and service fees that it receives from the fund for those sales.

The fund currently offers two classes of shares: Primary Class and Institutional Class. Each class of shares may bear certain differing class specific expenses. Salespersons and others entitled to receive compensation for selling or serving fund shares may receive more with respect to one class than another.

LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. The investment amount for an education IRA is $500. Contact your financial adviser, FIS, or other entity offering the fund to discuss which one might be appropriate for you.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the fund:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $100 or more
                          payable to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your check, payable to the fund, for $100 or more
                          to  your  financial  adviser  or to Legg  Mason  Funds
                          Investor  Services  at  P.O.  Box  17023,   Baltimore,
                          Maryland 21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire         Call your financial  adviser or FIS at  1-800-822-5544
                          to transfer  available cash balances in your brokerage
                          account or to transfer  money from your bank directly.
                          Wire  transfers may be subject to a service  charge by
                          your bank.
--------------------------------------------------------------------------------
Internet or               FIS clients may  purchase  shares of the fund  through
Telefund                  Legg       Mason's        Internet       site       at
                          http://www.leggmasonfunds.com  or through a  telephone
                          account     management     service    "TeleFund"    at
                          1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic                 Arrangements  may be  made  with  some  employers  and
Investments               financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares of the fund. You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of the fund.
--------------------------------------------------------------------------------
Future First              Contact a Legg  Mason  Financial  Advisor to enroll in
Systematic                Legg Mason's Future First Systematic  Investment Plan.
Investment Plan           Under this plan, you may arrange for automatic monthly
                          investments  in the fund of $50 or more.  The transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

Primary Class shares and Institutional Class shares are subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered through a separate prospectus only to certain investors, are not subject to a Rule 12b-1 fee.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call your financial adviser or FIS at 1-800-822-5544 or other entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire requests will be subject to a fee of $12. For wire transfers,  be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg Mason's  Internet site at  http://www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail               Send a  letter  to the  fund  requesting  redemption  of your shares.  The letter  should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone  other then the  accountholders  may require a signature  guarantee.
                   You may  obtain a  signature  guarantee  from  most  banks or securities dealers.
--------------------------------------------------------------------------------

The fund will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or other authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

Calculation of net asset value:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to Primary Class shares are subtracted, and the resulting net assets are divided by the number of Primary Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value a security if the fund believes that, because of special circumstances, doing so would more accurately reflect the price the fund could realize on the current sale of the security.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o    change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

Confirmations and account statements:

You will receive from Legg Mason a confirmation after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions and purchases made through the Future First Systematic Investment Plan, investments made through automatic investments or withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments. Accounts with no activity during a calendar year period will receive only a year-end statement.

Systematic Withdrawal Plan:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all its net capital gain (the excess of any net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, annually in December. A second distribution may be necessary in some years.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

The fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold 31% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's Primary Class financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent auditors, Ernst & Young LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


--------------------------------------------------------------------------------
                              Investment Operations
--------------------------------------------------------------------------------
                     Net Asset      Net       Net Realized &
For the                Value,   Investment     Unrealized       Total From
Years Ended          Beginning    Income      Gain (Loss) On    Investment
December 31,          of Year     (Loss)       Investments      Operations
--------------------------------------------------------------------------------
Opportunity Trust -
Primary Class
2000                 $ 10.00      $ 0.04        $ (0.21)         $ (0.17)
--------------------------------------------------------------------------------
1999A                  10.00         -              -                -
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                  Distributions
--------------------------------------------------------------------------------
                                  From Net
For the              From Net     Realized                        Net Asset
Years Ended         Investment     Gain on          Total           Value,
December 31,          Income     Investments    Distributions    End of Year
--------------------------------------------------------------------------------
Opportunity Trust -
Primary Class
2000                $ (0.04)      $ (0.14)        $ (0.18)         $ 9.65
--------------------------------------------------------------------------------
1999A                    -             -               -            10.00
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                        Net Investment
                             Expenses   Income/(Loss)
For the                     to Average   to Average    Portfolio    Net assets,
Years Ended   Total return  Net Assets   Net Assets  Turnover Rate  End of Year
December 31,       %            %            %             %       (thousands-$)
--------------------------------------------------------------------------------
Opportunity Trust -
Primary Class
2000             (1.68)        1.98          0.63         26        $ 1,115,626
--------------------------------------------------------------------------------
1999A             N.M.         1.99 B,C      N.M.          -            146,093
--------------------------------------------------------------------------------


A For the period December 30, 1999 (commencement of operations) to December 31, 1999.
B Net of fees waived pursuant to an expense limitation of 1.99% of average daily net assets through December 31, 2000. If no fees had been waived by LMM, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1999 would have been 2.39%.
C  Annualized.
   N.M. - Not meaningful.

L e g g  M a s o n  O p p o r t u n i t y  T r u s t
----------------------------------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-077                                               SEC file number: 811-9613

Legg Mason Opportunity Trust







        INSTITUTIONAL CLASS PROSPECTUS        April 18, 2001






                                      logo











As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:
--------------

         1            Investment objective

         2            Principal risks

         5            Performance

         6            Fees and expenses of the fund

         7            Management


About your investment:
---------------------

         8            How to invest

        11            How to sell your shares

        13            Account policies

        14            Services for investors

        15            Distributions and taxes

        16            Financial highlights

[icon] I N V E S T M E N T  O B J E C T I V E

Investment objective:  Long-term growth of capital.

Principal investment strategies:

The fund invests in securities that, in the adviser's opinion, offer the opportunity for long-term capital appreciation. Although not limited to the following securities, the fund's adviser typically seeks: securities that the adviser believes are priced at large discounts relative to their intrinsic value; securities of companies the adviser believes have prospects for accelerating growth in revenues, free cash flows, or earnings; securities of companies undergoing financial restructurings or involved in takeover or arbitrage situations; or securities where special circumstances apply, such as actual or anticipated changes in a company's management or strategy, a basic change in the industry or regulatory environment, the prospect of new products or technologies, or the prospect or effect of the sale of a portion of the business or the entire business. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important.

The fund's adviser exercises a flexible strategy in the selection of securities, not limited by investment style or by the issuer's location, size, market capitalization, or industry sector. Although the fund will invest the majority of its assets in the common stock of U.S. issuers, the fund may also invest in the common stock of foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock, debt securities, futures, options, derivatives, and other instruments. Further, the fund may sell securities short. Although the fund's adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly referred to as junk bonds.

The fund's adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling, or to realize gains or limit losses.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market, economic, or other situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

[icon] P R I N C I P A L  R I S K S

In general:

There is no guarantee that the fund will achieve its objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity securities:

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities.

Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, an industry or a sector of the economy, or may affect the market as a whole. The fund may experience a substantial or complete loss on individual stocks.

It is anticipated that some of the fund's securities may not be widely traded, and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices.

The adviser may at times emphasize a value approach to investing, and may at other times emphasize a growth approach:

         The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

         The growth approach to investing involves the risk that those stocks may react with greater volatility to negative forecasts concerning particular stocks, industries, sectors or the economy in general. Growth stocks as a group may be out of favor for a long period of time, while the market concentrates on "value" stocks.

Company risk:

The fund invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. Each of these types of investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility. Whereas there is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that the issuer will not realize that potential, this risk is greater in connection with these issuers.

Small and mid-sized company securities:

Investing in the securities of small and mid-sized companies involves special risks. Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Among other risks, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and small companies generally are more likely to be adversely affected by poor economic or market conditions.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency.

Debt securities:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of the fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the effect on its value when rates change.

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Debt securities rated BBB/Baa or better, and unrated securities considered by the fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, which the fund may purchase from time to time, are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Non-diversification risk:

The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political, or regulatory event than shares of a diversified fund.

Short sales:

A short sale involves the sale by the fund of a security that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same security at a later date at a lower price. The fund may suffer significant losses if securities which the fund sells short appreciate rather than depreciate in value. Such transactions may also involve a cost of borrowing the security.

Portfolio turnover:

Although the fund's adviser does not anticipate a turnover rate in excess of 100%, the possibility exists. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] P E R F O R M A N C E

The fund offers Primary Class and Institutional Class shares. Primary Class shares are offered through a separate prospectus. Prior to April 15, 2001, Institutional Class shares of the fund were known as Navigator Class shares. The Institutional Class shares have been in operation only since June 26, 2000; therefore, the returns presented below are for Primary Class shares which commenced operations on December 30, 1999. Both class of shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Institutional Class would pay lower expenses, and therefore would generally be expected to have higher returns than Primary Class shares. The information below provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.

                              Primary Class Shares

                       Total return as of December 31 (%)

                                 2000    -1.68

                         During the past calendar year:


--------------------------------------------------------------------------------
                                  Quarter Ended                Total Return
--------------------------------------------------------------------------------
Best quarter:                     March 31, 2000                      6.70%
--------------------------------------------------------------------------------
Worst quarter:                    December 31, 2000                 -10.46%
--------------------------------------------------------------------------------

In the following table, the average annual return for the year ended December 31, 2000 is compared with the Standard & Poor's 500 Index ("S&P 500"), a broad-based unmanaged index of common stocks, commonly used to measure general stock market activity.

---------------------------------------------------------
                                                  1 Year
---------------------------------------------------------
Opportunity Trust - Primary Class shares          -1.68%
---------------------------------------------------------
S&P 500                                           -9.10%
---------------------------------------------------------

[icon] FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The fees and expenses are shown as a percentage of average net assets.

                         Annual Fund Operating Expenses

                  (expenses that are deducted from fund assets)


--------------------------------------------------------------------------------
                                                  Institutional Class
--------------------------------------------------------------------------------
Management Fees                                          0.79%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                  None
--------------------------------------------------------------------------------
Other Expenses                                           0.12%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (a)                 0.91%
--------------------------------------------------------------------------------

(a) The manager has contractually agreed to waive fees and reimburse other expenses so that Institutional Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 0.99% of average daily net assets until April 30, 2002. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Institutional Class shares annual operating expenses to exceed 0.99% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming: (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                          1 Year      3 Years      5 Year         10 Year
--------------------------------------------------------------------------------
Opportunity Trust-         $93          $290        $504           $1,120
Institutional Class
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

Management and Advisers:

LMM LLC ("LMM") provides the fund with investment advisory and management services and is responsible for overseeing the fund's relationship with outside service providers, such as the sub-advisor, administrator, custodian, transfer agent, accountants, and lawyers. Under its advisory and management agreement with LMM, the fund pays LMM a fee calculated daily and paid monthly of 1.00% of its average daily net assets up to $100 million and 0.75% of its average daily net assets in excess of $100 million.

LMM has delegated certain advisory responsibilities to Legg Mason Funds Management, Inc. ("LMFM") and certain administrative responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"). LMM pays LMFM a fee calculated daily and payable monthly of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund is excess of $100 million. LMM pays LMFA a fee calculated daily and payable monthly of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement with LMFM indefinitely.

On August 1, 2000, LMM delegated certain advisory responsibilities for the fund to LMFM that previously had been performed by LMFA. The compensation arrangement between LMFA and LMM was identical to the current compensation arrangement between LMFM and LMM. LMM and LMFM were organized in 2000; however, each entity's principal employee has been an adviser to investment companies since 1982. The same individuals who performed advisory services at LMFA now perform these services at LMFM.

For its services during the fiscal year ended December 31, 2000, the fund paid LMM a fee equal to 0.79% of the fund's average daily net assets. LMM, in turn, paid LMFM and LMFA a fee equal to 0.06% of the fund's average daily net assets.

LMM, LMFM, and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio management:

Bill Miller, CFA, Managing Member of LMM and CEO of LMFM, is portfolio manager of the fund. Mr. Miller has been the manager of Legg Mason Value Trust, Inc. since 1990; from its inception in 1982 to 1990, he served as co-manager. Mr. Miller was co-manager of Legg Mason Total Return Trust, Inc. from 1992 to 1997; from 1990 to 1992, he served as manager. Since its inception in 1985 to 2001, Mr. Miller was primarily responsible for the day-to-day management of Legg Mason Special Investment Trust, Inc.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated (" Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's share pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason, LMM, LMFA and LMFM may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing.

LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon]  HOW TO INVEST

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund. Shareholders of the Navigator Class of the fund as of April 15, 2001 may continue to buy Institutional Class shares of the fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers with such institutional clients ("Customers").

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time) will be processed at the fund's net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the investment adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for purpose of determining net asset values. (See "Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The fund has full discretion to reject any securities offered as payment for shares.

Any share purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The fund and Legg Mason, the funds' distributor, reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of a fund). In addition, the fund and Legg Mason in their sole discretion reserve the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. The fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular fund are available for offer and sale in their state of residence. Shares of the fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Purchases and sales of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the fund are available for purchase by retirement plans, including 401(k) plans, 403(b) plans and Individual Retirement Accounts ("IRAs"). The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides record keeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account Registration Changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon]  HOW TO SELL YOUR SHARES

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635; (2) by calling 1-888-425-6432; or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of Institutional Class shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers  of   institutional   clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the institution.

Payment of the proceeds of redemption will normally be made by wire one business day after receipt of a redemption request in good order. However, the fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the fund could be adversely affected by immediate payment. Payment of the proceeds for redemption of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemption. Shareholders who receive a redemption in kind may incur costs to dispose of such securities.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures which may be revised in the future to permit rejection of signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

[icon]  ACCOUNT POLICIES

Calculation of net asset value:

Net asset value per Institutional Class share is determined daily as of the close of the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Institutional Class share price, the fund's assets attributable to that class are valued and totaled, liabilities attributable to Institutional Class shares are subtracted, and the resulting net assets are divided by the number of Institutional Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value a security if the fund believes that because of special circumstances, doing so would more accurately reflect the price the fund could realize on a current sale of the security.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the fund's adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in or transferred to an account with any firm that does not have an agreement with Legg Mason or its affiliates.

[icon]  SERVICES FOR INVESTORS

Confirmations and account statements:

Confirmations will be sent to institutional clients after each transaction involving Institutional Class shares, which will include the total number of shares being held in safekeeping by the Transfer Agent. The Transfer Agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the institutional client and reflected in their regular account statements.

Exchange privilege:

Institutional Class shares of the fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence and provided that the investor meets the eligibility criteria of that class of that fund and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction will be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from a fund in one calendar year; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer all of the Institutional Class shares for exchange.

[icon]  DISTRIBUTIONS AND TAXES

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all its net capital gain (the excess of any net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, annually in December. A second distribution may be necessary in some years.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Institutional Class shares of the fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of the fund's net capital gain, are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

The fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold 31% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's Institutional Class financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent auditors, Ernst & Young LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional
Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


--------------------------------------------------------------------------------
                              Investment Operations
--------------------------------------------------------------------------------
                    Net Asset      Net      Net Realized &
For the               Value,    Investment    Unrealized      Total From
Period Ended        Beginning     Income    Gain (Loss) On    Investment
December 31,        of Period     (Loss)      Investments     Operations
--------------------------------------------------------------------------------
Opportunity Trust -
Institutional Class
2000A               $ 10.45       $ 0.03       $ (0.59)       $ (0.56)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                  Distributions
--------------------------------------------------------------------------------
                                  From Net
For the              From Net     Realized                        Net Asset
Period Ended        Investment     Gain on          Total            Value,
December 31,         Income      Investments     Distributions    End of Year
--------------------------------------------------------------------------------
Opportunity Trust -
Institutional Class
2000A                $ (0.12)      $ (0.14)        $ (0.26)        $ 9.63
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                       Net Investment
                             Expenses  Income/(Loss)
For the                     to Average  to Average    Portfolio     Net assets,
Period Ended  Total return  Net Assets  Net Assets  Turnover Rate   End of Year
December 31,       %            %            %            %        (thousands-$)
--------------------------------------------------------------------------------
Opportunity Trust -
Institutional Class
2000A            (5.38)B       0.91  C       0.92  C      26         $ 12,816
--------------------------------------------------------------------------------


A  For the period June 26, 2000  (commencement  of  operations)  to December 31,
   2000.
B  Not annualized.
C  Annualized.

Legg Mason Opportunity Trust

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders or to obtain more information:
o              call toll-free 1-888-425-6432
o              write to us at:  Legg Mason Institutional Funds
                                100 Light Street, P.O. Box 17635
                                Baltimore, Maryland 21297-1635

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                      SEC File Number: 811-9613

                        LEGG MASON INVESTMENT TRUST, INC.
                          Legg Mason Opportunity Trust

               PRIMARY CLASS SHARES and INSTITUTIONAL CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 18, 2001

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for Primary Class shares or for Institutional Class shares, both dated April 18, 2001, which have been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent accountants are incorporated by reference into this Statement of Additional Information from the fund's annual report to shareholders. Copies of either of the Prospectuses or the annual report  are  available  without  charge by  writing  to or  calling  the  fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") at 1-800-822-5544.



                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                        Page

DESCRIPTION OF THE FUND.....................................................3
FUND POLICIES...............................................................3
INVESTMENT STRATEGIES AND RISKS.............................................4
ADDITIONAL TAX INFORMATION.................................................19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................23
VALUATION OF FUND SHARES...................................................24
PERFORMANCE INFORMATION....................................................25
TAX-DEFERRED RETIREMENT PLANS - PRIMARY SHARES.............................27
MANAGEMENT OF THE FUND.....................................................29
THE FUND'S INVESTMENT ADVISER/MANAGER......................................32
PORTFOLIO TRANSACTIONS AND BROKERAGE.......................................34
THE FUND'S DISTRIBUTOR.....................................................35
CAPITAL STOCK INFORMATION..................................................37
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT............38
THE FUND'S LEGAL COUNSEL...................................................38
THE FUND'S INDEPENDENT ACCOUNTANTS.........................................38
FINANCIAL STATEMENTS.......................................................38
Appendix A................................................................A-1


         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

         Legg Mason Investment Trust, Inc. ("Investment Trust" or "Corporation") is an open-end management investment company that was established as a Maryland corporation on October 8, 1999. Legg Mason Opportunity Trust ("Opportunity Trust" or "fund") is a non-diversified series of Investment Trust.

                                  FUND POLICIES

         The following information supplements the information concerning the fund's investment objective, policies and limitation found in the Prospectuses. The fund has adopted certain fundamental investment limitations that cannot be changed except by a vote of its shareholders. The following are all of the fund's fundamental investment limitations.

         The fund may not:

         1. Borrow money, except that the fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         2. Purchase or sell physical commodities; however, this policy shall not prevent the fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

         3. Engage in the business of underwriting the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended ("1933 Act"), in disposing of a portfolio security;

         4. Lend any security or make any other loan if, as a result, more than 331/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

         5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         6. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended ("1940 Act"); or

         7. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.

         As noted above, the fundamental investment limitations of the fund, along with its investment objective, may be changed only by a "vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (1) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (2) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         The following are some of the non-fundamental limitations that the fund currently observes. The fund may not:

         1. Buy securities on "margin," except for short-term credits necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with the use of futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments;

         2. Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the fund's net assets would be
(a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation; or

         3. Acquire additional securities if its borrowings exceed 5% of its total assets.

         The fund is a non-diversified fund; however, the fund intends to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), which requires that, among other things, at the close of each quarter of the fund's taxable year (1) with respect to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of any one issuer and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer. These limits do not apply to U.S. Government securities or securities of other RICs.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity. The fund may borrow money for any legal purpose to the extent consistent with its policy to limit borrowing to an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowing).

         Unless otherwise stated, the investment policies and limitations are non-fundamental, and may be changed without a shareholder vote.

                        INVESTMENT STRATEGIES AND RISKS

         The fund may employ several investment strategies, including but not limited to:

Illiquid and Restricted Investments
-----------------------------------

         The fund may invest up to 15% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days, restricted investments other than those the adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors, securities involved in swap, cap, floor, and collar transactions, and certain over-the-counter ("OTC") options and their underlying collateral. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the1933 Act, or pursuant to an exemption from registration. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to the fund, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, or if qualified institutional buyers become uninterested for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

         The assets used as cover for OTC options written by the fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Senior Securities
-----------------

         The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. Borrowing for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

         There are various investment techniques which may give rise to an obligation of the fund to pay in the future about which the Commission has stated it would not raise senior security concerns, provided the fund maintains segregated assets in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short options positions, and repurchase agreements.

Foreign Securities
------------------

         The fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

         The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

         Since the fund may invest in securities denominated in currencies other than the U.S. dollar and may hold foreign currencies, the fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

         In addition to purchasing foreign securities, the fund may invest in American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in Global Depository Receipts ("GDRs"), which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities. Even where they are denominated in U.S. dollars, depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

         Although not a fundamental policy subject to shareholder vote, the adviser currently anticipates the fund will invest no more than 49% of its total assets in foreign securities either directly or through ADRs or GDRs.

Debt Securities
---------------

         The fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

         Debt securities and securities convertible into common stock need not necessarily be of a certain grade as determined by rating agencies such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"); however, the fund's adviser does consider such ratings in determining whether the security is an appropriate investment for the fund. Generally, debt securities rated below BBB by S&P, or below Baa by Moody's, and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks (debt securities rated below investment grade are commonly referred to as junk bonds). However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities.

         The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by S&P and Moody's is included in Appendix A.

         In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the fund's adviser to determine, to the extent possible, that the planned investment is sound.

When-Issued Securities
----------------------

         The fund may enter into commitments to purchase securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the fund does not have to pay for the obligations until they are delivered to it. This is normally seven to 15 days later, but could be longer. Typically, no interest accrues to the purchaser until the security is delivered.

         To meet its payment obligation under a when-issued commitment, the fund will establish a segregated account with its custodian and maintain cash or appropriate liquid assets, in an amount at least equal in value to the fund's commitments to purchase when-issued securities.

         The fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Preferred Stock
---------------

         The fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of the adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Convertible Securities
----------------------

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality.

         If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

Stripped Securities
-------------------

         Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs, for "interest-only," and POs, for "principal-only"). Stripped securities are more volatile than other fixed income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

Zero Coupon Bonds
-----------------

         Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because the fund is required to distribute substantially all of its income each year, including income accrued on zero coupon bonds, the fund may have to sell other holdings to raise cash necessary to make the distribution. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

Closed-end Investment Companies
-------------------------------

         The fund may invest in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The fund will invest in such companies, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Options, Futures and Other Strategies
-------------------------------------

         General. The fund may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage the fund's foreign currency exposure (including exposure to the Euro) as well as other risks of the fund's investments that can affect its net asset value.

         Generally, the fund may purchase and sell any type of Financial Instrument. However, as an operating policy, the fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since the fund is authorized to invest in foreign securities, it may purchase and sell foreign currency (including Euro) derivatives.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of  a  Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

         Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

         The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

         In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The fund's Prospectuses or this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

         Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

         (1) Successful use of most Financial Instruments depends upon the adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

         (4) As described below, the fund might be required to maintain assets as "cover," maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

         (5) The fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

         Cover. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting
("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund's assets to cover in accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

         The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

         Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

         The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         A type of put that the fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

         Risks of Options on Securities. Options offer large amounts of leverage, which will result in the fund's net asset value being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

         Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         Generally, OTC foreign currency options used by the fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

         Futures Contracts and Options on Futures Contracts. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

         In addition, futures strategies can be used to manage the average duration of the fund's fixed-income portfolio. If the adviser wishes to shorten the average duration of the fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of the fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

         Index Futures. The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

         Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         To the extent that the fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

         Foreign Currency Hedging Strategies -- Special Considerations. The fund may use options and futures contracts on foreign currencies (including the Euro), as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

         The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

         Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Forward Currency Contracts. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         Such transactions may serve as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

         The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in Euros, it could enter into a forward currency contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the Euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The fund also may use forward currency contracts to attempt to enhance income or yield. The fund could use forward currency contracts to increase its exposure to foreign currencies that the adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

         The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Successful use of forward currency contracts depends on the adviser's skill in analyzing and predicting currency values. Forward currency contracts may substantially change the fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

         Combined Positions. The fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Turnover. The fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

         Swaps, Caps, Floors, and Collars. The fund may enter into swaps, caps, floors, and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

         Swap agreements, including caps, floors, and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield because, and to the extent, these agreements affect the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

         Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

         The creditworthiness of firms with which the fund enters into swaps, caps, floors, or collars will be monitored by the adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

         The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments.
See "Illiquid and Restricted Investments."

Indexed Securities
------------------

         Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, subject to it's the fund's operating policy regarding derivative instruments. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates. The value of some indexed securities vary according to a multiple of the underlying securities, and so will be more volatile than the underlying investments and may have a leverage-like affect on the fund. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (known as "Treasury Inflation-Indexed Securities").

         The fund will purchase indexed securities only of issuers that its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of the fund's investment allocations, depending on the individual characteristics of the securities. The fund currently does not intend to invest more than 5% of its net assets in indexed securities.

Portfolio Lending
-----------------

         The fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. The fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

Repurchase Agreements
---------------------

         When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited.

         When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might apply to them.

General
-------

         To continue to qualify for treatment as a RIC under the Code, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions
---------------------------------

         Dividends and other distributions declared by the fund in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by the fund do not qualify for the dividends-received deduction.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Passive Foreign Investment Companies
------------------------------------

         The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable years under the election. The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Options, Futures, Forward Currency Contracts and Foreign Currencies
-------------------------------------------------------------------

         The use of Financial Instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts derived by the fund with respect to its business of investing in securities or foreign currencies -- will be treated as qualifying income under the Income Requirement.

         Certain futures, foreign currency contracts and listed non-equity options (such as those on a securities index) in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of each taxable year, other than contracts with respect to which the fund has made a "mixed straddle election," must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value), with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss on section 1256 contracts actually sold by the fund during the year, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

         When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when the option was written exceeds or is less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of Financial Instruments in which the fund may invest. This section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other
-----

         Dividends and interest received by the fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that the gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         To the extent the fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and
(2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The fund offers two classes of shares known as Primary Class and Institutional Class shares. Other classes of shares may be offered in the future. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to Institutional Clients of Legg Mason Trust, fsb for which they exercise discretionary investment or management responsibility and accounts of the customers with such Institutional Clients. Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason.

Transfer of Funds from Financial Institutions
---------------------------------------------

         Investors in Primary Class shares may also buy Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in Primary Class shares of the fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan
--------------------------

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Except for individual retirement accounts ("IRAs"), any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. IRAs are not subject to the $5,000 minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except IRAs, there are three ways to receive payment of proceeds of redemptions made through the Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and credited to the brokerage account on the third business day; or
(2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check will be mailed within 3 business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any day of the month and the checking or savings account will be credited in approximately two business days. Credit to brokerage account is the only option available to IRAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of the Exchange on the next business day. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemption
--------------------------------------

         The fund reserves the right to modify or terminate the wire or telephone redemption services described in the Prospectuses at any time.

         The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The fund does not redeem "in kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

         Net asset value of the fund's shares is determined daily for each class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock Market are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the Corporation's Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes fair value pricing would more accurately reflect the price it could realize on a current sale of the securities. Premiums received on the sale of call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

                             PERFORMANCE INFORMATION

Total Return Calculations
-------------------------

         Average annual total return quotes used in the fund's  advertising  and
other  promotional  materials  ("Performance   Advertisements")  are  calculated
separately for each class according to the following formula:

         P(1+T)n =    ERV
where:   P                    =        a hypothetical initial payment of $1,000
         T                    =        average annual total return
         n                    =        number of years
         ERV                  =        ending redeemable value of a
                                       hypothetical $1,000 payment made at
                                       the beginning of that period

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

         From time to time the fund may compare the performance of a class of shares to the performance of other investment companies, groups of investment companies, various market indices, the features or performance of alternative investments, in advertisements, sales literature, and reports to shareholders. One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The fund invests in many securities that are not included in the S&P 500. The fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of the fund.

         From time to time, the total return of the fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

         The fund may also cite rankings and ratings, and compare the return of a class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

         The fund may compare the investment return of a class of shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

         Fund advertisements may reference the history of the distributor and its affiliates, the education, experience, investment philosophy and strategy of the portfolio manager, and the fact that the portfolio manager engages in certain approaches to investing.

         In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

         The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The fund may also include in advertising biographical information on key investment and managerial personnel.

         The fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

         The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $94.6 billion as of September 30, 1999.

         In advertising, the fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

         The following tables show the value, as of the end of each fiscal year, of a hypothetical investment of $10,000 made in the fund at commencement of operations of each class of shares. The tables assume that all dividends and other distributions are reinvested in the fund. They include the effect of all charges and fees applicable to the respective class of shares the fund has paid. (The fund does not impose any fees for investing or reinvesting in the fund, and there are no redemption fees.) They do not include the effect of any income taxes that an investor would have to pay on distributions. Performance data is only historical, and is not intended to indicate the fund's future performance.


                              Primary Class Shares

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
                   Plus Shares Obtained        Acquired Through
                 through Reinvestment of        Reinvestment of
Fiscal Year     Capital Gain Distributions     Income Dividends    Total Value
--------------------------------------------------------------------------------
   1999*                  $10,000                 $0                $10,000
--------------------------------------------------------------------------------
   2000                   $ 9,791                 $41               $ 9,832
--------------------------------------------------------------------------------

*December 30, 1999 (commencement of operations) to December 31, 1999.



                           Institutional Class Shares

--------------------------------------------------------------------------------
                 Value of Original Shares       Value of Shares
                   Plus Shares Obtained        Acquired Through
                 through Reinvestment of        Reinvestment of
Fiscal Year     Capital Gain Distributions     Income Dividends    Total Value
--------------------------------------------------------------------------------
   1999                    N/A                     N/A               N/A
--------------------------------------------------------------------------------
   2000*                  $9,351                  $111              $9,462
--------------------------------------------------------------------------------

* June 26, 2000 (commencement of operations) to December 31, 2000.


         With  respect  to  Primary  Class  shares,  if  the  investor  had  not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2000 would have been $9,650 and the investor would have received a total of $180 in distributions. With respect to Institutional Class shares, if the investor had not reinvested dividends and other distributions, the total value of the hypothetical investment as of December 31, 2000 would have been $9,215, and the investor would have received a total of $244 in distributions. Returns would have been lower if LMM had not waived certain fees during the fiscal years 1999 and 2000.

               TAX-DEFERRED QUALIFIED PLANS - Primary Class Shares

         Investors may invest in Primary Class shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES") and other qualified retirement plans (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them. Primary Class investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Financial Advisor or other entity offering the fund's shares for further information with respect to these plans.

Individual Retirement Account - IRA
-----------------------------------

         Traditional IRA. Certain Primary Class shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Class shares of the fund through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

         Roth IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per taxable year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         Education IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than the maximum amount allowable ($500) may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or transferred to an Education IRA of a qualified family member).

Simplified Employee Pension Plan -- SEP
---------------------------------------

         Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

Savings Incentive Match Plan for Employees -- SIMPLE
----------------------------------------------------

         An employer with no more than 100 employees that does not maintain another retirement plan instead may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make either matching contributions of up to 3% of each such employee's salary or a 2% nonelective contribution.

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding, or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Primary Class share investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

         The Corporation's officers are responsible for the operation of the Corporation under the direction of the Board of Directors. The officers and directors of the Corporation, their dates of birth, and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the fund as defined by the 1940 Act. The business address of each director and officer is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.



----------------------------------------------------------------------------------------------------------------------------
Name, Address, Age                Position(s) Held with                           Principal Occupation(s)
                                          Fund                                     During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------

JOHN F. CURLEY, JR.*                  Chairman of the Board            President and/or Chairman of the Board and
[7/24/39]                             and Director                     Director/Trustee of all Legg Mason retail funds;
                                                                       Retired Vice Chairman and Director of Legg Mason,
                                                                       Inc. and Legg Mason Wood Walker, Inc.; Formerly:
                                                                       Director of Legg Mason Fund Adviser, Inc. and
                                                                       Western Asset Management Company (each a registered
                                                                       investment adviser); Officer and/or Director of
                                                                       various other affiliates of Legg Mason, Inc.
----------------------------------------------------------------------------------------------------------------------------
EDWARD A. TABER III*                  Director                         President and/or Director/Trustee of all Legg Mason
[8/25/43]                                                              retail funds except Legg Mason Tax Exempt Trust,
                                                                       Senior Executive Vice President of Legg Mason, Inc.
                                                                       and Legg Mason Wood Walker, Incorporated; Chairman
                                                                       and Director of Legg Mason Fund Adviser, Inc.;
                                                                       Director of Legg Mason Funds Management, Inc. and
                                                                       Western Asset Management Company (each a registered
                                                                       investment adviser).  Formerly:  Executive Vice
                                                                       President of T.Rowe Price-Fleming International,
                                                                       Inc. (1986-1992) and Director of the Taxable Income
                                                                       Division at T.Rowe Price Associates, Inc.
                                                                       (1973-1992)
----------------------------------------------------------------------------------------------------------------------------


                                       29

----------------------------------------------------------------------------------------------------------------------------
RICHARD G. GILMORE                    Director                         Independent Consultant.  Director of CSS
[6/9/27]                                                               Industries, Inc. (diversified holding company whose
10310 Tam O' Shanter Place                                             subsidiaries are engaged in the manufacture and
Bradenton, Florida  34202                                              sale of decorative paper products, business forms,
                                                                       and specialty metal packaging); Director/Trustee of
                                                                       all Legg Mason retail funds.  Formerly:  Senior
                                                                       Vice President, Chief Financial Officer and
                                                                       Director of Philadelphia Electric Company (now
                                                                       Exelon Corporation); Executive Vice President and
                                                                       Treasurer, Girard Bank, and Vice President of its
                                                                       parent holding company, the Girard Company; and
                                                                       Director of Finance, City of Philadelphia
----------------------------------------------------------------------------------------------------------------------------
ARNOLD L. LEHMAN                      Director                         Director of the Brooklyn Museum of Art;
[7/18/44]                                                              Director/Trustee of all Legg Mason retail funds.
The Brooklyn Museum of Art                                             Formerly:  Director of the Baltimore Museum of Art
200 Eastern Parkway
Brooklyn, New York  11238
----------------------------------------------------------------------------------------------------------------------------
JILL E. McGOVERN                      Director                         Chief Executive Officer of The Marrow Foundation
[8/29/44]                                                              since 1993.  Director/Trustee of all Legg Mason
400 Seventh Street NW                                                  retail funds.  Formerly: Executive Director of the
Washington, DC  20008                                                  Baltimore International Festival (January 1991 -
                                                                       March 1993); and Senior Assistant to the President
                                                                       of The Johns Hopkins University (1986-1990)
----------------------------------------------------------------------------------------------------------------------------
T.A. RODGERS                          Director                         Principal, T.A. Rodgers & Associates (management
[10/22/34]                                                             consulting); Director/Trustee of all Legg Mason
2901 Boston Street                                                     retail funds.  Formerly:  Director and Vice
Baltimore, Maryland  21202                                             President of Corporate Development, Polk Audio,
                                                                       Inc. (manufacturer of audio components)
----------------------------------------------------------------------------------------------------------------------------
G. PETER O'BRIEN                      Director                         Trustee of Colgate University, Director of Pinnacle
[10/13/45]                                                             Holdings, Inc., Director of Renaissance Capital
118 Riverside Road                                                     Greenwich Funds; Vice President of Hill House,
Riverside, Connecticut  06878                                          Inc.; Director/Trustee of all Legg Mason retail
                                                                       funds except Legg Mason Income Trust, Inc., and
                                                                       Legg Mason Tax Exempt Trust, Inc.  Formerly:
                                                                       Managing Director, Equity Capital Markets Group of
                                                                       Merrill Lynch & Co. (1971-1999)
----------------------------------------------------------------------------------------------------------------------------
NELSON A. DIAZ                        Director                         Partner, Blank Rome Comisky &
[5/23/47]                                                              McCauley LLP (law firm) since
One Logan Square                                                       1997.  Director/Trustee of all Legg
Philadelphia, Pennsylvania 19103                                       Mason retail funds except Legg
                                                                       Mason Income Trust, Inc. and Legg
                                                                       Mason Tax Exempt Trust, Inc.,
                                                                       Trustee of Temple University and of
                                                                       Philadelphia Museum of Art.
----------------------------------------------------------------------------------------------------------------------------


                                       30

----------------------------------------------------------------------------------------------------------------------------
                                                                       Board member of U.S. Hispanic
                                                                       Leadership Institute, Democratic
                                                                       National Committee, and National
                                                                       Association for Hispanic Elderly.
                                                                       Formerly:  General Counsel, United
                                                                       States Department of Housing and
                                                                       Urban Development (1993-1997)
----------------------------------------------------------------------------------------------------------------------------
                                      President and Director           Senior Vice President of LMM; employee of Legg
JENNIFER W. MURPHY*                                                    Mason since 1995.  Formerly:  strategy consultant
[12/18/64]                                                             with Corporate Decisions, Inc. (1992-1995)
----------------------------------------------------------------------------------------------------------------------------
MARIE K. KARPINSKI*                   Vice President and Treasurer     Vice President and Treasurer of Legg Mason Fund
[1/1/49]                                                               Adviser, Inc., and Vice President and Treasurer of
                                                                       all Legg Mason retail funds
----------------------------------------------------------------------------------------------------------------------------
MARC R. DUFFY*                        Vice President and Secretary     Employee of Legg Mason since September 1999 and
[1/29/58]                                                              Vice President and Secretary of all Legg Mason
                                                                       retail funds.  Formerly:  Senior Associate,
                                                                       Kirkpatrick & Lockhart LLP (law firm)(1996-1999),
                                                                       Senior Counsel, Securities and Exchange Commission,
                                                                       Division of Investment Management (1989-1995)
----------------------------------------------------------------------------------------------------------------------------

         Officers and directors of the Corporation who are "interested persons" of the Corporation receive no salary or fees from the Corporation. Each director of the Corporation who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the fund as of December 31 of the previous year.

         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of Independent Directors. The committee is composed of Messrs. Gilmore, Lehman, Rodgers, and O'Brien, and Dr. McGovern, each of whom is an Independent Director as the term is defined in the 1940 Act.

         As of March 5, 2001, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the fund's outstanding shares.

         As of March 5, 2001, no entities were known by the fund to own of record or beneficially 5% or more of any class of the fund's outstanding shares.

         The following table provides certain information relating to the compensation of the Corporation's directors. The fund has no retirement plan for its directors.

COMPENSATION TABLE
------------------


--------------------------------------------------------------------------------
                                                            Total Compensation
                                     Aggregate              From Fund
                                     Compensation           and Fund Complex
Name of Person and Position          From Fund*             Paid to Directors**
--------------------------------------------------------------------------------
John F. Curley, Jr. - Chairman       None                   None
of the Board and Director
--------------------------------------------------------------------------------
Jennifer W. Murphy - President       None                   None
and Director
--------------------------------------------------------------------------------
Edward A. Taber, III - Director      None                   None
--------------------------------------------------------------------------------
Nelson A. Diaz - Director            $900                   $25,200
--------------------------------------------------------------------------------
Richard G. Gilmore - Director        $1,200                 $44,100
--------------------------------------------------------------------------------
Arnold L. Lehman - Director          $1,200                 $44,100
--------------------------------------------------------------------------------
Jill E. McGovern - Director          $1,200                 $44,100
--------------------------------------------------------------------------------
T.A. Rodgers - Director              $1,200                 $44,100
--------------------------------------------------------------------------------
G. Peter O'Brien - Director          $1,200                 $33,300
--------------------------------------------------------------------------------

     * Represents fees paid to each director during the fiscal year ended December 31, 2000.

     ** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2000. There are twelve open-end investment companies in the Legg Mason Complex (with a total of twenty-three funds).

                      THE FUND'S INVESTMENT ADVISER/MANAGER

         LMM, a Delaware limited liability company is 50% owned by Legg Mason, Inc. and 50% owned, directly or indirectly, by William H. Miller, III. LMM serves as the fund's investment adviser and manager under a Management Agreement ("Management Agreement"). Legg Mason Funds Management, Inc. ("LMFM") serves as investment adviser to the fund under an Investment Advisory Agreement ("Investment Advisory Agreement"). Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the fund under an Administrative Services Agreement ("Administrative Services Agreement") with LMM.

         The address of LMM, LMFM, and LMFA is 100 Light Street, Baltimore, Maryland 21202. LMFM and LMFA are wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company.

         The Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMM manages or oversees the investment and other affairs of the fund. LMM is responsible for managing the fund consistent with the fund's investment objective and policies described in its Prospectuses and this Statement of Additional Information. The Management Agreement further provides that LMM is responsible, subject to the general supervision of the Corporation's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security.

         LMM receives for its services to the fund a management fee, calculated daily and payable monthly. LMM receives from the fund a management fee at an annual rate of 1.00% of the average daily net assets of the fund up to $100 million and 0.75% of its average daily net assets in excess of $100 million. LMM has agreed to waive its fees for the fund to the extent necessary to limit expenses related to Primary Class shares and Institutional Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to an annual rate of 1.99% and 0.99%, respectively, of average net assets attributable to these shares until April 30, 2002. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the fund's annual operating expenses to exceed 1.99% of the average net assets of the Primary Class shares and 0.99% of the average net assets of the
Institutional Class shares and the payments are made within three years after the year in which the manager earned the fee or incurred the expense.

         For the period December 30, 1999 (commencement of Primary Class operations) to December 31, 1999, LMM waived $1,451 in management fees for the fund under the Management Agreement. For the same period, the fund paid management fees of $2,177. For the fiscal year ended December 31, 2000, the fund paid LMM management fees of $5,606,020, which includes the $1,451 of prior year waived fees.

         Under the Investment Advisory Agreement, LMFM will regularly provide investment research, advice, management and supervision; otherwise assist in determining from time to time what securities will be purchased, retained or sold by the fund; and implement decisions to purchase, retain or sell securities made on behalf of the fund, all subject to the supervision of LMM and the general supervision of the Corporation's Board of Directors. LMFM will also place orders for the fund either directly with the issuer or with any broker or dealer; provide advice and recommendations with respect to other aspects of the business and affairs of the fund; and perform such other functions of management and supervision as may be directed by the Board of Directors of the Corporation and LMM.

         For LMFM's advisory services to the fund, LMM (not the fund) pays LMFM a fee, calculated daily and payable monthly, of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund in excess of $100 million. Prior to August 1, 2000, LMFA performed advisory services for the fund under a compensation arrangement with LMM that was identical to the current compensation arrangement between LMFM and LMM.

         For the period December 30, 1999 (commencement of operations) to December 31, 1999, and for the seven month period ended July 31, 2000, LMFA received $363 and $182,402, respectively, for its services to the fund.

         For the five month period ended December 31, 2000, LMFM received $224,569 for its services to the fund.

         Under the Administrative Services Agreement, LMFA will (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and setting in type prospectuses, proxy statements and reports to shareholders and of printing and distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to the fund's distributor, compensation of the independent directors, organizational expenses, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees, and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         For its services to the fund, LMM (not the fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement indefinitely.

         Under the Management Agreement, Investment Advisory Agreement and Administrative Services Agreement, LMM, LMFM and LMFA, respectively, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Management Agreement, Investment Advisory Agreement or Administrative Services Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective agreement.

         The Management Agreement, Investment Advisory Agreement and Administrative Services Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMM, LMFM or LMFA, respectively, on not less than 60 days' notice to the other party to the agreement, and may be terminated immediately upon the mutual written consent of all parties to the agreement.

         The fund, LMM, LMFM, LMFA, and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits them from taking unfair advantage of the fund or of investment opportunities that belong to the fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the fiscal year ended December 31, 2000, the portfolio turnover rate for the fund was 25.90%.

         Under the Investment Advisory Agreement, LMFM is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund LMFM also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, LMFM may give consideration to research, statistical and other services furnished by brokers or dealers to the fund's adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. On any given trade, the choice of broker may be made by either LMM or LMFM. Such research and analysis may be useful to either LMM or LMFM in connection with services to clients other than the fund whose brokerage generated the service. LMM's and LMFM's fee is not reduced by reason of its receiving such brokerage and research services.

         From time to time the fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         The fund commenced investment operations on December 30, 1999, and paid no brokerage commissions for the fiscal year ended December 31, 1999. For the fiscal year ended December 31, 2000, the fund paid brokerage commissions of $2,666,270. Of these commissions, $14,100 were paid to Legg Mason, representing 0.53% of the total commission paid by the fund and 0.41% of the aggregate dollar amount of the fund's transaction involving commission payments.

         Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Management Agreement expressly provides such consent.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by LMM or LMFM. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

         Legg Mason, 100 Light Street, Baltimore, Maryland 21202, acts as distributor of the fund's shares pursuant to a separate Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

         Under the Underwriting Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

         The Primary Class shares are subject to a deferred sales charge payable to Legg Mason if they are redeemed within 12 months of purchase. This deferred sales charge is not applicable where the investor's broker-dealer of record notifies the distributor prior to the time of investment that the broker-dealer waives the payment otherwise payable to it. Except as specifically provided for in the fund's Prospectuses, for purposes of exchange privileges, the fund is not considered a Legg Mason fund.

         The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed 1.00% of the fund's annual average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the establishment of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares would be likely to maintain or increase the amount of compensation paid by the fund to LMM and, consequently, by LMM to LMFM and LMFA.

         In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMM, LMFM and LMFA would earn greater management, advisory and administrative fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's Primary Class shares and to maintain and enhance the level of services they provide to the fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         As compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

         The Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of candidates for Independent Director will be committed to the discretion of the Independent Directors.

         For the period December 30, 1999 to December 31, 1999 and for the fiscal year ended December 31, 2000, Legg Mason received distribution and service fees of $3,629 and $7,107,329, respectively.

         For the fiscal year ended December 31, 2000, Legg Mason incurred the following expenses in connection with distribution and shareholder services:

             ------------------------------------------------
             Compensation to sales personnel      $ 3,467,000
             ------------------------------------------------
             Advertising                          $   975,000
             ------------------------------------------------
             Printing and mailing of              $   474,000
             prospectuses to prospective
             shareholders
             ------------------------------------------------
             Other                                $10,875,000
             ------------------------------------------------
             Total expenses                       $15,791,000
             ------------------------------------------------

The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class shares.

                            CAPITAL STOCK INFORMATION

         The Articles of Incorporation of the Corporation authorize issuance of 500 million shares of common stock, par value $0.001 per share, of Legg Mason Opportunity Trust. The fund has four authorized classes of shares: Class A shares, Primary Class shares, Institutional Class shares and Financial Intermediary Class shares. Class A shares and Financial Intermediary Class shares are not being offered at this time. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class.

         Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders.
Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

         Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of 25% or more of the shares entitled to vote as set forth in the bylaws of the Corporation or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. Boston Financial Data Services ("BFDS"), P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036, serves as counsel to the fund.

                         THE FUND'S INDEPENDENT AUDITORS

         Ernst  &  Young  LLP,  Two  Commerce   Square,   2001  Market   Street,
Philadelphia, PA 19103, serves as the fund's independent auditors.

                              FINANCIAL STATEMENTS

The Statement of Net Assets as of December 31, 2000; the Statement of Operations for the year ended December 31, 2000; the Statement of Changes in Net Assets and Financial Highlights for the period ended December 31, 1999 and the fiscal year ended December 31, 2000; the Notes to Financial Statements and the Report of Ernst & Young LLP are included in the December 31, 2000, annual report, and are hereby incorporated by reference into this Statement of Additional Information.

                                                                     Appendix A

                              RATINGS OF SECURITIES

Description  of Moody's  Investors  Service,  Inc.  ("Moody's")  corporate  bond ratings:
--------------------------------------------------------------------------------

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's ("S&P") corporate bond ratings:
---------------------------------------------------------------

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C-A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r-This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         N.R.-This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

                        Legg Mason Investment Trust, Inc.

Part C.     Other Information

Item 23.    Exhibits

     (a)    (i)   Articles of Amendment and Restatement filed February 22,
                  2000 - filed  herewith
            (ii)  Articles of Amendment filed March 6, 2001 - filed herewith
            (iii) Certificate of Correction filed March 15, 2001 - filed herewith
     (b)    By-laws (as Restated and Amended October 15, 1999) (1)
     (c)    Specimen security -- not applicable
     (d)    (i)   Management Agreement (2)
            (ii)  Sub-Management Agreement (2)
     (e)    Underwriting Agreement (2)
     (f)    Bonus, profit sharing or pension plans - none
     (g)    Custodian Contract (2)
     (h)    (i)   Transfer Agency and Service Agreement (2)
            (ii)  Amendment to Credit Agreement dated as of March 17, 2000 (3)
     (i)    Opinion and consent of counsel - filed herewith
     (j)    Consent of independent accountants - filed herewith
     (k)    Financial statements omitted from Item 22 - none
     (l) Agreement for providing initial capital with respect to the Registrant (1)
     (m)    Distribution Plan pursuant to Rule 12b-1 (2)
     (n)    Multiple Class Plan pursuant to Rule 18f-3 - filed herewith
     (p) Codes of ethics for the fund, its investment adviser, and its principal underwriter (3)

(1)     Incorporated   herein  by   reference   to   corresponding   Exhibit  of
        Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed December 21, 1999.

(2) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 1 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed January 31, 2000.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed March 28, 2000.

Item 24.    Persons Controlled By or Under Common Control with Registrant

            None

Item 25.    Indemnification

            This item is incorporated by reference to Item 25 of Part C of the initial Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed October 8, 1999.

Item 26.    Business and Other Connections of Manager and Investment Adviser

I. LMM LLC ("LMM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

William H. Miller III      Managing Member, LMM
                           President, CEO and Director, LMFM
                           Director, LMIA
                           Director, LMCM

Jennifer W. Murphy         COO, LMM
                           Senior Vice President, COO, CFO and Director, LMFM

II. Legg Mason Funds Management, Inc. ("LMFM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFM have been engaged as director, officer, employee, partner, or trustee.

Raymond A. Mason           Chairman and Director, LMFM
                           Chairman, President, and CEO, Legg Mason, Inc.
                           Director, Chairman and President, Legg Mason Holdings
                                Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Chairman, CEO and Director, LMWW
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, Berkshire
                           Director, WAMCL
                           Director, LMRE
                           Director, LMCM
                           Director, WAM
                           Director, LMFA

William H. Miller III      President, CEO and Director, LMFM
                           Managing Member, LMM
                           Director, LMIA
                           Director, LMCM

Jennifer W. Murphy         Senior Vice President, COO, CFO, and Director, LMFM
                           COO, LMM

Timothy C. Scheve          Director, LMFM
                           Executive Vice President, Legg Mason, Inc.
                           Director and Senior Executive Vice President, LMWW
                           Director, Legg Mason UK Holdings Plc
                           Director, Legg Mason Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Bartlett

                           Director, WAMCL
                           Director, LMFA
                           Director, LMCM
                           Director, LMT
                           Director, WAM

Edward A. Taber III        Director, LMFM
                           Senior Executive Vice President/Head of Investment
                                Management, Legg Mason, Inc.
                           Director and Vice President, 3040692 Nova Scotia
                                Company
                           Director and Vice President, Legg Mason Canada
                                Holdings Ltd.
                           Director, Legg Mason Holdings Limited
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Director and Chairman, LMIA
                           Director and Chairman, LMFA
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, WAMCL
                           Director, LMCM
                           Director, LMT
                           Director, WAM

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Howard, Weil, Labouisse, Friedrichs, Inc.  ("Howard Weil")
1100 Poydras Street
New Orleans, LA  70163

Legg Mason Canada Holdings Ltd.
PO Box 7289, Stn "A"
44 Chipman Hill
Saint John, NB  E24 456

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRE")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason UK Holdings Plc
20 Regent Street
London  SW1Y 4PZ

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London  SW1Y 4PZ

LM Institutional Advisors, Inc.  ("LMIA")
100 Light Street
Baltimore, MD  21202

LMM LLC ("LMM")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

3040692 Nova Scotia Company
Ste 800, 1959 Upper Water Street
PO Box 997
Halifax, N.S.  B3J 2X2

Item 27.   Principal Underwriters

(a)        Legg Mason Cash Reserve Trust
           Legg Mason Income Trust, Inc.
           Legg Mason Tax Exempt Trust, Inc.
           Legg Mason Tax-Free Income Fund
           Legg Mason Value Trust, Inc.
           Legg Mason Total Return Trust, Inc.
           Legg Mason Special Investment Trust, Inc.
           Legg Mason Focus Trust, Inc.
           Legg Mason Global Trust, Inc.
           Legg Mason Investors Trust, Inc.
           Legg Mason Light Street Trust, Inc
           LM Institutional Fund Advisors I, Inc.
           LM Institutional Fund Advisors II, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                                                  Positions and
Name and Principal              Position and Offices              Offices with
Business Address*               with Underwriter - LMWW           Registrant
--------------------------------------------------------------------------------

Raymond A. Mason                Chairman of the Board, Chief            None
                                Executive Officer and Director

James W. Brinkley               President, Chief Operating              None
                                Officer and Director

Edmund J. Cashman, Jr.          Senior Executive Vice President         None

Richard J. Himelfarb            Senior Executive Vice President         None

Timothy C. Scheve               Senior Executive Vice President         None
                                and Director

Manoochehr Abbaei               Executive Vice President                None

Robert G. Donovan               Executive Vice President                None

Thomas P. Mulroy                Executive Vice President                None
                                and Director

Robert G. Sabelhaus             Executive Vice President                None
                                and Director

F. Barry Bilson                 Senior Vice President                   None

D. Stuart Bowers                Senior Vice President                   None

W. William Brab                 Senior Vice President                   None

Edwin J. Bradley, Jr.           Senior Vice President                   None

Thomas M. Daly, Jr.             Senior Vice President                   None

Jeffrey W. Durkee               Senior Vice President                   None

Harry M. Ford, Jr.              Senior Vice President                   None

Dennis A. Green                 Senior Vice President                   None

Thomas E. Hill                  Senior Vice President                   None
218 N. Washington Street
Suite 31
Easton, MD  21601

Arnold S. Hoffman               Senior Vice President                   None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                   Senior Vice President                   None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan               Senior Vice President                   None

William B. Jones, Jr.           Senior Vice President                   None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                  Senior Vice President                   None

Horace M. Lowman, Jr.           Senior Vice President                   None

Ira H. Malis                    Senior Vice President                   None

Marvin H. McIntyre              Senior Vice President                   None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl               Senior Vice President                   None

Mark I. Preston                 Senior Vice President                   None

Robert F. Price                 Senior Vice President, General
                                Counsel and Secretary                   None

Thomas L. Souders               Senior Vice President, Chief
                                Financial Officer and Treasurer         None

Joseph A. Sullivan              Senior Vice President                   None

Joseph E. Timmins III           Senior Vice President                   None

Paul J. Ayd                     Vice President                          None

Richard L. Baker                Vice President                          None

William H. Bass, Jr.            Vice President                          None

Nathan S. Betnun                Vice President                          None

Andrew J. Bowden                Vice President and Deputy
                                General Counsel                         None

Carol A. Brown                  Vice President                          None

Scott R. Cousino                Vice President                          None

Thomas W. Cullen                Vice President                          None

Charles J. Daley, Jr.           Vice President and Controller           None

J. Gregory Driscoll             Vice President                          None

Norman C. Frost, Jr.            Vice President                          None

Keith E. Getter                 Vice President                          None

Daniel R. Greller               Vice President                          None

Richard A. Jacobs               Vice President                          None

Edward W. Lister, Jr.           Vice President                          None

Theresa McGuire                 Vice President                          None

Julia A. McNeal                 Vice President                          None

Gregory B. McShea               Vice President                          None

Edward P. Meehan                Vice President                          None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Thomas C. Merchant              Vice President, Deputy General
                                Counsel and Assistant Secretary         None

Paul Metzger                    Vice President                          None

Mark C. Micklem                 Vice President                          None
1747 Pennsylvania Ave., N.W.
Washington, DC  20006

John A. Moag, Jr.               Vice President                          None

Ann O'Shea                      Vice President                          None

Robert E. Patterson             Vice President and Deputy
                                General Counsel                         None

Gerard F. Petrik, Jr.           Vice President                          None

Douglas F. Pollard              Vice President                          None

Thomas E. Robinson              Vice President                          None

Theresa M. Romano               Vice President                          None

James A. Rowan                  Vice President                          None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

B. Andrew Schmucker             Vice President                          None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg          Vice President                          None

Chris A. Scitti                 Vice President                          None

Eugene B. Shepherd              Vice President                          None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell            Vice President                          None

Jane Soybelman                  Vice President                          None

Alexsander M. Stewart           Vice President                          None

Joyce Ulrich                    Vice President                          None

Sheila M. Vidmar                Vice President and Deputy
                                General Counsel                         None

W. Matthew Zuga                 Vice President                          None

Lauri F. Smith                  Assistant Vice President                None


* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

Item 28.  Location of Accounts and Records

          State Street Bank and Trust Company      Legg Mason Fund Adviser, Inc.
          P. O. Box 1713                      and  100 Light Street
          Boston, Massachusetts  02105             Baltimore, Maryland  21202

Item 29.  Management Services

          None

Item 30.  Undertakings

          None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Investment Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 16th day of March, 2001.

                                       LEGG MASON INVESTMENT TRUST, INC.


                                       By:  /s/ Marie K. Karpinski
                                            ------------------------------------
                                            Marie K. Karpinski
                                            Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                          Date
---------                        -----                          ----

/s/ John F. Curley, Jr.*         Chairman of the Board
----------------------------     and Director                   March 16, 2001
John F. Curley, Jr.

/s/ Nelson A. Diaz**
----------------------------     Director                       March 16, 2001
Nelson A. Diaz

/s/ Richard G. Gilmore*
----------------------------     Director                       March 16, 2001
Richard G. Gilmore*

/s/ Arnold L. Lehman*
----------------------------     Director                       March 16, 2001
Arnold L. Lehman

/s/ Jill E. McGovern*
----------------------------     Director                       March 16, 2001
Jill E. McGovern

/s/ Jennifer W. Murphy*
----------------------------     President and Director         March 16, 2001
Jennifer W. Murphy

/s/ G. Peter O'Brien*
----------------------------     Director                       March 16, 2001
G. Peter O'Brien

/s/ T.A. Rodgers*
----------------------------     Director                       March 16, 2001
T.A. Rodgers

/s/ Edward A. Taber, III*
----------------------------     Director                       March 16, 2001
Edward A. Taber, III

/s/ Marie K. Karpinski           Vice President and
----------------------------     Treasurer                      March 16, 2001
Marie K. Karpinski

* Signatures affixed by Marc R. Duffy pursuant to a power of attorney, dated November 12, 1999, a copy of which is filed herewith.

** Signature affixed by Marc R. Duffy pursuant to a Power of Attorney dated May 12, 2000, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-lA, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                            DATE

/s/ Edmund J. Cashman, Jr.                           November 12, 1999
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                              November 12, 1999
--------------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                               November 12, 1999
--------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                 November 12, 1999
--------------------------
Arnold L. Lehman

/s/ Raymond A. Mason                                 November 12, 1999
--------------------------
Raymond A. Mason

/s/ Jill E. McGovern                                 November 12, 1999
--------------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                               November 12, 1999
--------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                 November 12, 1999
--------------------------
G. Peter O'Brien

/s/ T. A. Rodgers                                    November 12, 1999
--------------------------
T. A. Rodgers

/s/ Edward A. Taber, III                             November 12, 1999
--------------------------
Edward A. Taber, III

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies:

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON LIGHT STREET TRUST, INC.    LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON INVESTORS TRUST, INC.       LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON FOCUS TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or one of its affiliates acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee ("Funds"), hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those Funds for which I serve as Director/Trustee, any Registration Statements of the Funds on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                             DATE


/s/  Nelson Diaz                                      May 12, 2000
-----------------------------
Nelson A. Diaz

                        Legg Mason Investment Trust, Inc.
                                    Exhibits


Exhibit (a)(i)          Articles of Amendment and Restatement filed
                        February 22, 2000

Exhibit (a)(ii)         Articles of Amendment filed March 6, 2001

Exhibit (a)(iii)        Certificate of Correction filed March 15, 2001

Exhibit (i)             Opinion and consent of counsel

Exhibit (j)             Consent of independent accountants

Exhibit (n)             Multiple Class Plan pursuant to Rule 18f-3